INVESTMENTS - Special Purpose Entities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Associates and joint ventures
Investment Value	R$ 27,983,348	R$ 28,567,485	R$ 28,708,364
Governo do Estado do Tocantins
Associates and joint ventures
Shareholding (in percent)	4.07%
STN
Associates and joint ventures
Investment Value	R$ 165,749
STN | Alusa
Associates and joint ventures
Shareholding (in percent)	51.00%
STN | Chesf 1
Associates and joint ventures
Ownership percentage	49.00%
Manaus Construcao
Associates and joint ventures
Shareholding (in percent)	50.50%
Investment Value	R$ 33,151
Manaus Construcao | Chesf 2
Associates and joint ventures
Shareholding (in percent)	30.00%
Manaus Construcao | Eletronorte
Associates and joint ventures
Shareholding (in percent)	30.00%
ESBR
Associates and joint ventures
Investment Value	R$ 1,681,609
ESBR | GDF Suez Energy Latin America Ltda.
Associates and joint ventures
Shareholding (in percent)	40.00%
ESBR | Mizha Participacoes S.A.
Associates and joint ventures
Shareholding (in percent)	20.00%
ESBR | Chesf
Associates and joint ventures
Shareholding (in percent)	20.00%
ESBR | Eletrosul
Associates and joint ventures
Shareholding (in percent)	20.00%
TDG
Associates and joint ventures
Investment Value	R$ 31,841
TDG | ATP Engenharia Ltda
Associates and joint ventures
Shareholding (in percent)	51.00%
TDG | Chesf 1
Associates and joint ventures
Shareholding (in percent)	49.00%
Norte Energia S.A.
Associates and joint ventures
Investment Value	R$ 4,827,362
Norte Energia S.A. | Petros
Associates and joint ventures
Shareholding (in percent)	10.00%
Norte Energia S.A. | Others
Associates and joint ventures
Shareholding (in percent)	40.02%
Norte Energia S.A. | Chesf 2
Associates and joint ventures
Shareholding (in percent)	19.98%
Norte Energia S.A. | Eletronorte
Associates and joint ventures
Shareholding (in percent)	19.98%
Norte Energia S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Shareholding (in percent)	15.00%
Enerpeixe S.A.
Associates and joint ventures
Investment Value	R$ 260,599
Enerpeixe S.A. | EDP
Associates and joint ventures
Shareholding (in percent)	60.00%
Enerpeixe S.A. | Furnas
Associates and joint ventures
Ownership percentage	40.00%
Norte Brasil Transmissora de Energia S.A.
Associates and joint ventures
Investment Value	R$ 1,082,843
Norte Brasil Transmissora de Energia S.A. | Abengoa
Associates and joint ventures
Shareholding (in percent)	51.00%
Norte Brasil Transmissora de Energia S.A. | Chesf
Associates and joint ventures
Ownership percentage	49.00%
Norte Brasil Transmissora de Energia S.A. | Eletronorte
Associates and joint ventures
Shareholding (in percent)	49.00%
Fronteira Oeste Transmissora de Energia S.A.
Associates and joint ventures
Investment Value	R$ 52,535
Fronteira Oeste Transmissora de Energia S.A. | CEEE-GT
Associates and joint ventures
Shareholding (in percent)	49.00%
Fronteira Oeste Transmissora de Energia S.A. | Eletrosul
Associates and joint ventures
Shareholding (in percent)	51.00%
Chapecoense
Associates and joint ventures
Investment Value	R$ 395,841
Chapecoense | CPFL
Associates and joint ventures
Shareholding (in percent)	51.00%
Chapecoense | CEEE-GT
Associates and joint ventures
Shareholding (in percent)	9.00%
Chapecoense | Furnas
Associates and joint ventures
Ownership percentage	40.00%
Serra do Facao Energia S.A.
Associates and joint ventures
Ownership percentage	49.47%
Investment Value	R$ 12,990
Serra do Facao Energia S.A. | Alcoa Aluminio
Associates and joint ventures
Shareholding (in percent)	34.97%
Serra do Facao Energia S.A. | DME Energetica
Associates and joint ventures
Shareholding (in percent)	10.08%
Serra do Facao Energia S.A. | Camargo Corra
Associates and joint ventures
Shareholding (in percent)	5.48%
Retiro Baixo
Associates and joint ventures
Investment Value	R$ 134,277
Retiro Baixo | Orteng
Associates and joint ventures
Shareholding (in percent)	25.50%
Retiro Baixo | Arcadis Logos
Associates and joint ventures
Shareholding (in percent)	25.50%
Retiro Baixo | Furnas 2
Associates and joint ventures
Ownership percentage	49.00%
Baguari
Associates and joint ventures
Investment Value	R$ 71,011
Baguari | CEMIG
Associates and joint ventures
Shareholding (in percent)	69.39%
Baguari | Furnas
Associates and joint ventures
Ownership percentage	30.61%
Transenergia Renovavel S.A. (Transenergia)
Associates and joint ventures
Investment Value	R$ 143,185
Transenergia Renovavel S.A. (Transenergia) | Gebbras Participacoes Ltda
Associates and joint ventures
Shareholding (in percent)	51.00%
Transenergia Renovavel S.A. (Transenergia) | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Interligacao Eletrica Garanhuns S.A.
Associates and joint ventures
Investment Value	R$ 342,776
Interligacao Eletrica Garanhuns S.A. | CTEEP
Associates and joint ventures
Shareholding (in percent)	51.00%
Interligacao Eletrica Garanhuns S.A. | Chesf
Associates and joint ventures
Ownership percentage	49.00%
TSLE - Transmissora Sul Litoranea de Energia S.A.
Associates and joint ventures
Investment Value	R$ 233,594
TSLE - Transmissora Sul Litoranea de Energia S.A. | CEEE-GT
Associates and joint ventures
Shareholding (in percent)	49.00%
TSLE - Transmissora Sul Litoranea de Energia S.A. | Eletrosul
Associates and joint ventures
Ownership percentage	51.00%
Teles Pires Participaes
Associates and joint ventures
Investment Value	R$ 727,840
Teles Pires Participaes | Neoenergia
Associates and joint ventures
Shareholding (in percent)	50.56%
Teles Pires Participaes | Eletrosul
Associates and joint ventures
Ownership percentage	24.72%
Teles Pires Participaes | Furnas
Associates and joint ventures
Ownership percentage	24.72%
Construtora Integracao
Associates and joint ventures
Investment Value	R$ 23,606
Construtora Integracao | Abengoa
Associates and joint ventures
Shareholding (in percent)	51.00%
Construtora Integracao | Chesf
Associates and joint ventures
Ownership percentage	49.00%
Construtora Integracao | Eletronorte
Associates and joint ventures
Shareholding (in percent)	49.00%
Transnorte Energia S.A.
Associates and joint ventures
Investment Value	R$ 139,814
Transnorte Energia S.A. | Alupar
Associates and joint ventures
Shareholding (in percent)	51.00%
Transnorte Energia S.A. | Chesf
Associates and joint ventures
Ownership percentage	49.00%
Transnorte Energia S.A. | Eletronorte
Associates and joint ventures
Ownership percentage	49.00%
Goias Transmissao S.A.
Associates and joint ventures
Investment Value	R$ 188,574
Goias Transmissao S.A. | Bogota
Associates and joint ventures
Shareholding (in percent)	51.00%
Goias Transmissao S.A. | SAAG Investimentos S.A.
Associates and joint ventures
Shareholding (in percent)	12.40%
Goias Transmissao S.A. | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Madeira Energia S.A. (MESA)
Associates and joint ventures
Investment Value	R$ 2,004,915
Madeira Energia S.A. (MESA) | Odebrecht Energia
Associates and joint ventures
Shareholding (in percent)	18.60%
Madeira Energia S.A. (MESA) | CEMIG
Associates and joint ventures
Shareholding (in percent)	10.00%
Madeira Energia S.A. (MESA) | Fundo de Investimento em Participacoes Amaznia Energia
Associates and joint ventures
Shareholding (in percent)	20.00%
Madeira Energia S.A. (MESA) | Furnas 1
Associates and joint ventures
Ownership percentage	43.06%
MGE Transmissao
Associates and joint ventures
Investment Value	R$ 127,583
MGE Transmissao | Gebbras Participacoes Ltda
Associates and joint ventures
Shareholding (in percent)	51.00%
MGE Transmissao | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Triangulo Mineiro Transmissora
Associates and joint ventures
Investment Value	R$ 158,864
Triangulo Mineiro Transmissora | FIP Participacoes Caixa Milao
Associates and joint ventures
Shareholding (in percent)	51.00%
Triangulo Mineiro Transmissora | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Paranaiba Transmissora de Energia S.A.
Associates and joint ventures
Ownership percentage	24.50%
Investment Value	R$ 184,358
Paranaiba Transmissora de Energia S.A. | COPEL
Associates and joint ventures
Shareholding (in percent)	24.50%
Paranaiba Transmissora de Energia S.A. | State Grid
Associates and joint ventures
Shareholding (in percent)	51.00%
Central Eolica Pau Brasil
Associates and joint ventures
Investment Value	R$ 479,280
Central Eolica Pau Brasil | FIP Participacoes Caixa Milao
Associates and joint ventures
Shareholding (in percent)	51.00%
Central Eolica Pau Brasil | Eletronorte
Associates and joint ventures
Ownership percentage	24.50%
Vale do Sao Bartolomeu
Associates and joint ventures
Investment Value	R$ 124,393
Vale do Sao Bartolomeu | FIP Participacoes Caixa Milao
Associates and joint ventures
Shareholding (in percent)	51.00%
Vale do Sao Bartolomeu | CELG GT
Associates and joint ventures
Shareholding (in percent)	10.00%
Vale do Sao Bartolomeu | Furnas
Associates and joint ventures
Ownership percentage	39.00%
Tijoa Participacoes e Investimentos S.A
Associates and joint ventures
Investment Value	R$ 10,523
Tijoa Participacoes e Investimentos S.A | Fundo de Investimento em Participacoes Amaznia Energia
Associates and joint ventures
Shareholding (in percent)	50.10%
Tijoa Participacoes e Investimentos S.A | Furnas
Associates and joint ventures
Ownership percentage	49.90%
Sao Manoel
Associates and joint ventures
Investment Value	R$ 644,735
Sao Manoel | CWEI (Brasil) Participacoes
Associates and joint ventures
Shareholding (in percent)	33.30%
Sao Manoel | EDP Brasil
Associates and joint ventures
Shareholding (in percent)	33.40%
Sao Manoel | Furnas
Associates and joint ventures
Ownership percentage	33.33%
Transenergia Sao Paulo
Associates and joint ventures
Investment Value	R$ 48,583
Transenergia Sao Paulo | J. Malucelli
Associates and joint ventures
Shareholding (in percent)	51.00%
Transenergia Sao Paulo | Furnas
Associates and joint ventures
Ownership percentage	49.00%
Mata de Sta. Genebra Transmissora
Associates and joint ventures
Investment Value	R$ 482,329
Mata de Sta. Genebra Transmissora | COPEL
Associates and joint ventures
Shareholding (in percent)	50.10%
Mata de Sta. Genebra Transmissora | Furnas
Associates and joint ventures
Ownership percentage	49.90%
Energia Olimpica S.A.
Associates and joint ventures
Investment Value	R$ 1,244
Energia Olimpica S.A. | Light S.A.
Associates and joint ventures
Shareholding (in percent)	50.10%
Energia Olimpica S.A. | Furnas
Associates and joint ventures
Ownership percentage	49.90%
Inambari Geracao de Energia (Igesa)
Associates and joint ventures
Shareholding (in percent)	51.00%
Investment Value	R$ 93
Inambari Geracao de Energia (Igesa) | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	29.40%
Inambari Geracao de Energia (Igesa) | Furnas
Associates and joint ventures
Ownership percentage	19.60%
Belo Monte Transmissora de Energia
Associates and joint ventures
Shareholding (in percent)	51.00%
Investment Value	R$ 1,603,211
Belo Monte Transmissora de Energia | Chesf
Associates and joint ventures
Ownership percentage	24.50%
Belo Monte Transmissora de Energia | Eletronorte
Associates and joint ventures
Ownership percentage	24.50%
Belo Monte Transmissora de Energia | Furnas
Associates and joint ventures
Ownership percentage	24.50%
CSE Energia
Associates and joint ventures
Investment Value	R$ 2,572
CSE Energia | Juno Participacoes Investimentos S.A
Associates and joint ventures
Shareholding (in percent)	50.10%
CSE Energia | Furnas
Associates and joint ventures
Ownership percentage	49.90%
EAPSA - Energetica Aguas da Pedra S.A.
Associates and joint ventures
Shareholding (in percent)	51.00%
Investment Value	R$ 218,301
EAPSA - Energetica Aguas da Pedra S.A. | Chesf
Associates and joint ventures
Ownership percentage	24.50%
EAPSA - Energetica Aguas da Pedra S.A. | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	24.50%
Rouar S.A
Associates and joint ventures
Investment Value	R$ 124,448
Rouar S.A | UTE
Associates and joint ventures
Shareholding (in percent)	50.00%
Rouar S.A | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	50.00%
Companhia de Eletricidade do AmapA - CEA
Associates and joint ventures
Investment Value	R$ 20
Companhia de Eletricidade do AmapA - CEA | Governo do Estado do Amapa
Associates and joint ventures
Shareholding (in percent)	98.50%
Companhia de Eletricidade do AmapA - CEA | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	1.50%
CEB Lajeado
Associates and joint ventures
Investment Value	R$ 52,804
CEB Lajeado | CEB
Associates and joint ventures
Shareholding (in percent)	59.93%
CEB Lajeado | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	40.07%
Lajeado Energia
Associates and joint ventures
Investment Value	R$ 79,923
Lajeado Energia | EDP - Energias do Brasil S.A.
Associates and joint ventures
Shareholding (in percent)	55.86%
Lajeado Energia | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	40.07%
Paulista Lajeado
Associates and joint ventures
Investment Value	R$ 30,241
Paulista Lajeado | Cia. Jaguari de Geracao de Energia
Associates and joint ventures
Shareholding (in percent)	59.93%
Paulista Lajeado | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	40.07%
Companhia Estadual de Energia Eletrica - CEEE-GT
Associates and joint ventures
Investment Value	R$ 818,901
Companhia Estadual de Energia Eletrica - CEEE-GT | CEE Participacoes
Associates and joint ventures
Shareholding (in percent)	65.92%
Companhia Estadual de Energia Eletrica - CEEE-GT | Outros
Associates and joint ventures
Shareholding (in percent)	1.49%
Companhia Estadual de Energia Eletrica - CEEE-GT | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	32.59%
Companhia Energetica do Maranhao Sao Luis - CEMAR
Associates and joint ventures
Investment Value	R$ 989,425
Companhia Energetica do Maranhao Sao Luis - CEMAR | Equatorial Energia
Associates and joint ventures
Shareholding (in percent)	65.11%
Companhia Energetica do Maranhao Sao Luis - CEMAR | Outros
Associates and joint ventures
Shareholding (in percent)	1.34%
Companhia Energetica do Maranhao Sao Luis - CEMAR | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	33.55%
CTEEP
Associates and joint ventures
Investment Value	R$ 3,951,302
CTEEP | ISA Capital do Brasil
Associates and joint ventures
Shareholding (in percent)	35.91%
CTEEP | Outros
Associates and joint ventures
Shareholding (in percent)	28.70%
CTEEP | Eletrobras Distribuicao Piaui S.A.
Associates and joint ventures
Ownership percentage	35.39%
EMAE
Associates and joint ventures
Ownership percentage	39.02%
Investment Value	R$ 339,027
EMAE | Fazenda do Estado de Sao Paule
Associates and joint ventures
Shareholding (in percent)	38.99%
EMAE | Outros
Associates and joint ventures
Shareholding (in percent)	21.99%